CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2016
CONCENTRATIONS [Abstract]
Summary of the Debtors who Accounted for 10% or More of the Group's Consolidated Prepaid and Other Current Assets, Other Non-current Assets and Consideration Receivable
A summary of the debtors who accounted for 10% or more of the Group’s consolidated accounts receivable, prepaid and other current assets, other non-current assets and consideration receivable was as follows:

	As of December 31,
	2015		2016
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	1,483	13%	1,313	10%
Prepaid and other current assets
Company B	49,800	32%	49,800	32%
Company C	35,000	22%	35,000	23%
Company D	25,959	17%	25,959	17%
Other non-current assets
Company E	1,858	36%	1,570	25%
Consideration receivable
Company F	8,500	100%	8,500	100%